CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Total	The partnership	Foreign currency translation	Revaluation surplus	Other	Participating non-controlling interests – in a holding subsidiary held by the partnership	Participating non-controlling interests – in operating subsidiaries
Beginning balance at Dec. 31, 2022	$ 16,824	$ 5,873	$ (3,186)	$ (1,582)	$ 10,615	$ 26	$ 271	$ 10,680
Net (loss) income	308	(181)	(181)				8	481
Other comprehensive income (loss)	854	13		327	(361)	47	14	827
Capital contributions (Note 15)	589							589
Acquisition through business combinations	343							343
Return of capital	(140)							(140)
Disposal (Note 4)	(418)	0	34		(34)			(418)
Dividends declared	(1,373)						(20)	(1,353)
Other	142	82	(144)		217	9	(1)	61
Change in year	305	(86)	(291)	327	(178)	56	1	390
Ending balance at Dec. 31, 2023	17,129	5,787	(3,477)	(1,255)	10,437	82	272	11,070
Net (loss) income	433	236	236				4	193
Other comprehensive income (loss)	704	(21)		(390)	436	(67)	14	711
Capital contributions (Note 15)	268							268
Return of capital	(133)							(133)
Disposal (Note 4)	(1,254)	15	91		(91)	15		(1,269)
Dividends declared	(410)						(31)	(379)
Arrangement	(4,572)	(4,572)	(4,572)
Other	(57)	(104)	(103)	(8)	8	(1)		47
Change in year	(5,021)	(4,446)	(4,348)	(398)	353	(53)	(13)	(562)
Ending balance at Dec. 31, 2024	12,108	1,341	(7,825)	(1,653)	10,790	29	259	10,508
Net (loss) income	(2,343)	(2,344)	(2,344)				0	1
Other comprehensive income (loss)	926	668		140	582	(54)	38	220
Capital contributions (Note 15)	1,225						31	1,194
Return of capital	(330)							(330)
Disposal (Note 4)	3		47		(47)			3
Dividends declared	(1,409)						(5)	(1,404)
Change in ownership	(641)	(50)	(466)	(199)	612	3	8	(599)
Other	(307)	(21)	(31)	(3)	16	(3)	2	(288)
Change in year	(2,876)	(1,747)	(2,794)	(62)	1,163	(54)	74	(1,203)
Ending balance at Dec. 31, 2025	$ 9,232	$ (406)	$ (10,619)	$ (1,715)	$ 11,953	$ (25)	$ 333	$ 9,305